Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Series Trust Prospectus,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust has approved the termination of GMO International Bond Series Fund (“IBSF”), effective on or about September 24, 2015. All references to IBSF in the Prospectus are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). Effective as of the Liquidation Date, all references to IBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

Management of the Trust

Effective as of October 1, 2015, the tables on pages 72-73 of the Prospectus that identify the different Investment Teams of GMO primarily responsible for managing the portfolios of different Funds and the Senior Member(s) of GMO’s Investment Teams who are primarily responsible for providing investment management services to the Funds, are replaced with the following:

Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Series Funds High-level investment oversight: U.S. Equity Allocation Series Fund

Global Equity	U.S. Equity Allocation Series Fund

Focused Equity	Quality Series Fund

International Active	Foreign Series Fund

Emerging Markets Equity	Emerging Countries Series Fund

Developed Fixed Income	Fixed Income Series Funds (except Emerging Country Debt Series Fund)

Emerging Country Debt	Emerging Country Debt Series Fund

Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Series Funds* High-level investment oversight: U.S. Equity Allocation Series Fund	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996 and of GMO’s developed fixed income portfolios since November 2014.
Sam Wilderman

Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012 and of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman was Co-Head of GMO’s Global Equity Team from 2009 to September 2012.

U.S. Equity Allocation Series Fund	David Cowan	Head, Global Equity Team, GMO. Dr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and was Co-Head of the Global Equity Team from September 2012 to September 2015.
	Neil Constable	Portfolio Manager, Global Equity Team, GMO. Dr. Constable has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2006.
	Chris Fortson	Portfolio Manager, Global Equity Team, GMO. Mr. Fortson has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 2009.

Quality Series Fund	Thomas Hancock	Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.
Anthony Hene

Portfolio Manager, Focused Equity Team, GMO. Mr. Hene has been in this role since September, 2015. Mr. Hene has been responsible for providing portfolio management and research services for this and other global equity portfolios at GMO since 1995.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Foreign Series Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Countries Series Fund	Arjun Divecha	Head, Emerging Markets Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Warren Chiang

Portfolio Manager, Emerging Markets Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

Fixed Income Series Funds (except Emerging Country Debt Series Fund)	Ben Inker	See above.
	Sam Wilderman	See above.
Michael Emanuel

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously, Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Dr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.

Emerging Country Debt Series Fund	Thomas Cooper	Co-Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.

Tina Vandersteel

Co-Head, Emerging Country Debt Team, GMO. Ms. Vandersteel has been in this role since October, 2015. Ms. Vandersteel has been responsible for providing research and portfolio management services for this and other emerging debt portfolios at GMO since 2004.

*	For Benchmark-Free Allocation Series Fund, a substantial portion of the assets of its Institutional Fund is typically invested in GMO Implementation Fund (see “Investment in Other GMO Funds — GMO Implementation Fund” beginning on page 102 of this Prospectus), where allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within GMO Implementation Fund.

In addition, effective as of October 1, 2015, the “Investment Team,” the individual(s) identified as “Senior Members,” and the Senior Members’ titles in the “Management of the Fund” section of each Fund’s Fund Summary in the Prospectus are amended to reflect the foregoing.

Determination of Net Asset Value

The following is added as a new paragraph immediately following the paragraph beginning “‘Quoted price’ typically means the bid price for securities held long and the ask price for securities sold short.” on page 77 of the Prospectus:

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Amended and Restated Supplement dated September 28, 2015 to the

GMO Series Trust Statement of Additional Information,

dated June 30, 2015, as supplemented

This supplement amends and restates all prior supplements to the GMO Series Trust Statement of Additional Information, dated June 30, 2015.

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust has approved the termination of GMO International Bond Series Fund (“IBSF”), effective on or about September 24, 2015. All references to IBSF in the Statement of Additional Information are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. It is expected that IBF will be liquidated on or about September 30, 2015 (the “Liquidation Date”). Effective as of the Liquidation Date, all references to IBF in the Statement of Additional Information are amended to reflect the foregoing.

Fund Investments

In the subsection “Loans (Including Bank Loans), Loan Participations, and Assignments” on pages 52-54 of the Statement of Additional Information, the following sentence is added as a new paragraph immediately following the ninth paragraph:

Loans may not be considered “securities,” and a Fund that purchases a loan may not be entitled to rely on anti-fraud and other protections under the federal securities laws.

Management of the Trust

In the subsection captioned “Officers,” the table on pages 105-106 of the Statement of Additional Information that sets forth information about the officers of GMO Series Trust is replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Sheppard N. Burnett YOB: 1968	President and Chief Executive Officer	President since October 2013; Chief Executive Officer since October 2013; Chief Financial Officer, May 2011-October 2013; Treasurer, May 2011-October 2013.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006-present).

Carly Condron YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Chief Accounting Officer since June 2015; Treasurer and Chief Financial Officer since April 2014; Assistant Treasurer, October 2013-April 2014.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006-February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Betty Chang YOB: 1972	Assistant Treasurer	Since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since November 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since April 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007-present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since October 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since September 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015-present); Associate, K&L Gates LLP (September 2007-July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since October 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer, Vice President and Assistant Clerk	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk since November 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-May 2015).

Kelly Hollister YOB: 1988	Anti-Money Laundering Officer	Since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Ms. Tao, each officer listed in the table above also serves as an officer of GMO Trust.

Investment Advisory and Other Services

In the section captioned “Portfolio Management,” the tables on page 112 of the Statement of Additional Information that set forth information about the accounts overseen or managed by the senior members are replaced with the tables below. In the case of information relating to Ms. Vandersteel, these changes are effective October 1, 2015, the date as of which she will become a senior member.

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Warren Chiang[3]	3	$6,927,966,684	2	$670,013,076	5	$2,094,731,231
Neil Constable[4]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400
Thomas Cooper	1	$3,971,359,884	4	$3,193,166,525	0	$0
David Cowan[5]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400
Arjun Divecha	4	$9,904,395,627	3	$714,947,859	6	$2,406,587,115
Michael Emanuel	8	$7,437,082,716	2	$1,119,318,097	4	$463,573,517
Chris Fortson[4]	11	$24,498,043,360	3	$801,952,481	2	$507,273,400

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Thomas Hancock[5]	2	$9,253,468,991	2	$412,303,732	6	$2,140,855,943
Anthony Hene[4]	1	$9,081,723,763	1	$159,250,334	4	$2,072,982,294
Ben Inker[5]	26	$46,208,623,487	13	$8,426,884,632	179	$18,321,112,818
Greg Jones	8	$7,437,082,716	2	$1,119,318,097	4	$463,573,517
Drew Spangler	3	$1,410,761,511	1	$1,184,003,219	3	$1,866,764,059
Tina Vandersteel[6]	1	$4,074,212,442	4	$3,352,507,304	0	$0
Sam Wilderman[5]	26	$46,208,623,487	13	$8,426,884,632	179	$18,321,112,818

Senior Member	Registered investment companies managed for which GMO receives a performance- based fee (including non- GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance- based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Warren Chiang[3]	0	$0	0	$0	1	$575,279,503
Neil Constable[4]	0	$0	0	$0	0	$0
Thomas Cooper	0	$0	1	$1,018,118,283	0	$0
David Cowan[5]	0	$0	0	$0	0	$0
Arjun Divecha	0	$0	0	$0	1	$308,516,580
Michael Emanuel	0	$0	0	$0	1	$335,265,020
Chris Fortson[4]	0	$0	0	$0	0	$0
Thomas Hancock[5]	0	$0	1	$253,053,397	2	$67,873,649
Anthony Hene[4]	0	$0	0	$0	0	$0
Ben Inker[5]	0	$0	4	$817,138,666	139	$14,632,666,680
Greg Jones	0	$0	0	$0	1	$335,265,020
Drew Spangler	0	$0	0	$0	1	$1,042,500,162
Tina Vandersteel[6]	0	$0	1	$876,994,451	0	$0
Sam Wilderman[5]	0	$0	4	$817,138,666	139	$14,632,666,680

[1]	Includes GMO Funds that had commenced operations on or before February 28, 2015.
[2]	For some senior members, “Total assets” includes assets invested by the GMO Funds (including GMO Funds not offered through this Prospectus).
[3]	Information about the accounts overseen or managed by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[4]	Information about the accounts overseen or managed by Dr. Constable and Messrs. Fortson and Hene, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[5]	Information about the accounts overseen or managed by Drs. Cowan and Hancock and Messrs. Inker and Wilderman is provided as of June 30, 2015.
[6]	Information about the accounts overseen or managed by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.

In addition, in the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the tables on page 113 of the Statement of Additional Information that set forth the dollar range of each senior member’s direct and indirect beneficial share ownership are replaced with the tables below. In the case of information relating to Ms. Vandersteel, these changes are effective October 1, 2015, the date as of which she will become a senior member.

Name of Senior Member	Dollar Range of Shares Directly Owned
Warren Chiang[1]	None
Neil Constable[2]	None
Thomas Cooper	None
David Cowan[3]	None
Arjun Divecha	None
Michael Emanuel	None
Chris Fortson[2]	None
Thomas Hancock[3]	None
Anthony Hene[2]	None
Ben Inker[3]	None
Greg Jones	None
Drew Spangler	None
Tina Vandersteel[4]	None
Sam Wilderman[3]	None

[1]	Information about the dollar range of shares directly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[2]	Information about the dollar range of shares directly owned by Dr. Constable and Messrs. Fortson and Hene, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[3]	Information about the dollar range of shares directly owned by Drs. Cowan and Hancock and Messrs. Inker and Wilderman is provided as of June 30, 2015.
[4]	Information about the dollar range of shares directly owned by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.

Name of Senior Member	Dollar Range of Shares Indirectly Owned
Warren Chiang[1]	None
Neil Constable[2]	None
Thomas Cooper	None
David Cowan[3]	None
Arjun Divecha	None
Michael Emanuel	None
Chris Fortson[2]	None
Thomas Hancock[3]	None
Anthony Hene[2]	None
Ben Inker[3]	None
Greg Jones	None
Drew Spangler	None

Name of Senior Member	Dollar Range of Shares Indirectly Owned
Tina Vandersteel[4]	None
Sam Wilderman[3]	None

[1]	Information about the dollar range of shares indirectly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 30, 2015.
[2]	Information about the dollar range of shares indirectly owned by Dr. Constable and Messrs. Fortson and Hene, each of whom became a senior member effective September 1, 2015, is provided as of June 30, 2015.
[3]	Information about the dollar range of shares indirectly owned by Drs. Cowan and Hancock and Messrs. Inker and Wilderman is provided as of June 30, 2015.
[4]	Information about the dollar range of shares indirectly owned by Ms. Vandersteel, who became a senior member effective October 1, 2015, is provided as of June 30, 2015.